Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used to estimate fair value of options granted
	Years Ended
	December 31, 2015	December 31, 2014
Expected volatility	176.5%	199.8%
Expected life of option	5.80	6.23
Risk free interest rate	1.6%	1.9%
Expected dividend yield	0.0%	0.0%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding on January 1, 2015	3,808,253	$0.55
Granted	3,993,300	0.10
Expired or canceled	(1,080,000)	0.29
Forfeited	(544,350)	0.30
Outstanding on December 31, 2015	6,177,203	0.33
Exercisable on December 31, 2015	2,466,423	0.66

Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock award activity
	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding on January 1, 2015	10,325,000	$0.56
Vested	-	-
Forfeited, during the period	-	-
Outstanding on December 31, 2015	10,325,000	$0.56

Non-Employee Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock award activity
	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee Restricted Stock Awards:
Outstanding on January 1, 2015	1,075,000	$0.42
Vested	-	-
Outstanding on December 31, 2015	1,075,000	$0.42